10. Accounts Receivable Related to the Concession (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfAccountsReceivableRelatedToConcessionLineItems [Line Items]
Accounts receivable related to the concession	R$ 4,510,122	R$ 3,813,930
Accounts receivable related to the concession, current	149,744	65,595	R$ 9,162
Accounts receivable related to the concession, noncurrent	4,360,378	3,748,335	R$ 1,358,451
Distribution concession agreement
DisclosureOfAccountsReceivableRelatedToConcessionLineItems [Line Items]
Accounts receivable related to the concession	684,206	614,806
Bonus from the grant of concession agreements under the quota system
DisclosureOfAccountsReceivableRelatedToConcessionLineItems [Line Items]
Accounts receivable related to the concession	606,479	586,706
Transmission concession agreement
DisclosureOfAccountsReceivableRelatedToConcessionLineItems [Line Items]
Accounts receivable related to the concession	1,497,399	1,342,055
Remeasurement of RBSE financial assets
DisclosureOfAccountsReceivableRelatedToConcessionLineItems [Line Items]
Accounts receivable related to the concession	1,418,370	1,186,985
Concession agreement - gas distribution
DisclosureOfAccountsReceivableRelatedToConcessionLineItems [Line Items]
Accounts receivable related to the concession	R$ 303,668	R$ 83,378